As filed with the Securities and Exchange Commission on June 23, 2017

Securities Act File No. 2-10685

Investment Company Act File No. 811-214

Securities and Exchange Commission Washington, D.C. 20549
Washington, D.C. 20549
Form N-1A
Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 171	☒
and/or
Registration Statement under the Investment Company Act of 1940	☒
Amendment No.	☒
(Check Appropriate Box or Boxes)
Sentinel Group Funds, Inc. (Exact Name of Registrant as Specified in Charter)

National Life Drive Montpelier, Vermont 05604 (Address of Principal Executive Offices) (Zip Code)
(802) 229-3900 (Registrant’s Telephone Number, including Area Code)
Lisa Muller, Esq. c/o Sentinel Asset Management, Inc. National Life Drive Montpelier, Vermont 05604 (Name and Address of Agent for Service)	Copy to: John A. MacKinnon, Esq. Sidley Austin llp 787 Seventh Avenue New York, New York 10019

________________

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on July 14, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

_______________

Title of Securities Being Registered: Common Stock, par value $.01 per share.

Explanatory Note

This Post-Effective Amendment No. 171 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Sentinel Group Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 14, 2017, the effectiveness of the registration statement filed in Post-Effective Amendment No. 160 on January 30, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 171 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 160 to the Registrant’s Registration Statement.

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended Sentinel Group Funds, Inc. the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Montpelier and the State of Vermont on the 23rd day of June, 2017.

SENTINEL GROUP FUNDS, INC.

(Registrant)

By: /s/ Thomas H. Brownell

Thomas H. Brownell

President & Chief Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 171 to the Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

/s/ Thomas H. Brownell	Director, President & Chief Executive Officer	June 23, 2017
Thomas H. Brownell

/s/ Philip G. Partridge, Jr.	Chief Financial Officer	June 23, 2017
Philip G. Partridge, Jr.

Mehran Assadi*	Director (Chair)

Gary Dunton*	Director

John Pelletier*	Director

Deborah G. Miller*	Director

John Raisian*	Director

Richard H. Showalter, Jr.*	Director

Angela E. Vallot*	Director

* Lisa Muller signs this document pursuant to the power of attorney filed with Post Effective Amendment No. 158 to the Registration Statement filed on Form N-1A on March 30, 2016, which is incorporated by reference.

/s/ Lisa Muller		June 23, 2017
Lisa Muller